Financial assets at amortized cost (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value of Financial Assets Accepted as Collateral [Abstract]
Fair value of finacial assets accepted as collateral	$ 1,325,617,978	$ 182,461,131